Investment Strategy - T. Rowe Price U.S. Limited Duration TIPS Index Fund	Jul. 25, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks to provide a total return that matches or incrementally exceeds the performance of Treasury Inflation Protected Securities with maturities between one and five years by providing total returns that match or incrementally exceed the total returns of the Bloomberg U.S. 1-5 Year Treasury TIPS Index (Index). The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in Treasury Inflation Protected Securities and in securities that are held in the Index. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

Consistent with the Index, the fund’s holdings normally include Treasury Inflation Protected Securities, known as TIPS, with remaining maturities between one and five years, although the fund may invest in other securities including, but not limited to, TIPS with different maturities, other inflation-linked securities, and other securities issued by the U.S. Treasury or government agencies.

TIPS are instruments issued by the U.S. Treasury that are structured to provide protection against inflation, which measures a sustained increase in the prices of goods and services in an economy that can erode the purchasing power of a currency over time. Interest and principal payments of TIPS are periodically adjusted in step with changes in the inflation rate. These inflation adjustments for TIPS are applied based on changes in the Consumer Price Index (CPI), while inflation adjustments for other types of inflation-linked securities may be based on a different inflation index. Inflation-linked securities tend to react to changes in real interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. For example, if a 3-year Treasury bond is yielding 5% and inflation expectations for the next 3 years are 2%, the real interest rate is 3%.

Duration, which is expressed in years, is a calculation that attempts to measure the price sensitivity of a bond or bond fund to changes in interest rates. The longer a bond fund’s duration, the more sensitive that fund should be to changes in interest rates. For example, if interest rates rise by 1% and a fixed-rate bond has a duration of 5 years, it is estimated that the principal value of the bond will decrease by approximately 5%. The fund normally maintains a duration between one and five years, and it will vary consistent with the duration of the Index. As of May 31, 2025, the duration of the Index was 2.84 years.

The fund’s overall investment strategy is to match or incrementally exceed the performance of TIPS with maturities between one and five years. To achieve this goal, the fund seeks to provide total returns (after all of the fund’s expenses have been deducted) that match or incrementally exceed the total returns of the Index. To be eligible for inclusion in the Index, a security must be rated investment grade, its principal and interest must be inflation-linked and denominated in U.S. dollars, have a fixed rate coupon with at least $250 million par amount outstanding (not adjusted for inflation indexation), and have greater than one year and less than five years remaining to maturity. The Index is market value weighted and the securities represented in the Index are updated on the last business day of each month. The composition of the Index is rebalanced at each month-end and represents the fixed set of securities on which Index returns are calculated for the next month. As of May 31, 2025, there were 21 securities in the Index.

The adviser does not attempt to fully replicate the Index, but generally invests in a range of bonds represented in the Index. While the fund’s portfolio is structured to have a risk profile and overall characteristics similar to the Index, the adviser may adjust certain holdings in relation to their weighting in the Index and rely on quantitative models in an attempt to generate a modest amount of outperformance over the Index. These quantitative models are designed to help replicate the overall risk factors and other characteristics of the Index in a more efficient manner and to inform overweighting and underweighting of sectors and securities relative to the Index, which are designed in part to provide performance that incrementally exceeds that of the Index. In conjunction with the quantitative models, the adviser evaluates specific traits and securities within the Index and selects a set of holdings that represent the Index’s key risk factors and traits (such as such as maturity and interest rate and inflation sensitivity).

Based on the adviser’s evaluation of quantitative models, and views as to the relative value or attractiveness of a specific trait, security, or sector (such as U.S. Treasury securities, TIPS, and GNMA securities), the adviser may place a slightly greater or lesser emphasis on certain characteristics than their representation in the Index or make small tactical bets on inflation, duration, and yield curve positioning. This could result in the fund being underweight or overweight in certain sectors or securities versus the Index or having a duration that differs from that of the Index.

The fund only purchases securities that are rated within the four highest credit rating categories (AAA, AA, A, BBB, or equivalent) at the time of purchase by at least one credit rating agency or, if unrated, deemed by the adviser to be of comparable quality.

The fund may use a variety of derivatives, such as futures, options, foreign exchange currency contracts (forwards), and swaps for a number of purposes, such as for exposure or hedging. Specifically, the fund uses interest rate futures and inflation-linked derivatives. Interest rate derivatives are typically used to manage the fund’s exposure to interest rate changes or to adjust portfolio duration. Inflation-linked derivatives are typically used to manage the fund’s inflation risk, maintain efficient exposure to TIPS and other inflation-linked securities, or help align the portfolio with the overall characteristics of the Index.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in Treasury Inflation Protected Securities and in securities that are held in the Index.